Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Life by Asset Description

The estimated useful life by asset description is noted in the following table:

Asset description	Estimated Useful Life (Years)
Furniture and equipment	3 - 5
Tooling equipment	10
Leasehold improvements	*

* The shorter of 5 years or the life of the lease.

The estimated useful life by asset description is noted in the following table:

Asset description	Estimated Useful Life (Years)
Furniture and equipment	3 - 5
Tooling equipment	10
Leasehold improvements	*

* The shorter of 5 years or the life of the lease.

Schedule of Research and Development Expense	Research and development expense for the three months ended March 31, 2018 and 2017 are as follows:
	2018	2017
Research and development expense	$-	$737

Schedule of Advertising Expense	Advertising expense for the three months ended March 31, 2018 and 2017 are as follows:
	2018	2017
Advertising expense	$112	$9,852